Condensed Statements of Cash Flows (USD $)	3 Months Ended	4 Months Ended	12 Months Ended		85 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014
Operating activities
Net loss	$ (4,476,000)	$ (3,671,266)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation expense	644,000	236,618
Issuance of convertible note for acquisition of license	500,000	500,000
Non-cash accrued interest expense	37,000
Non-cash accrued interest expense, related parties	41,000
Depreciation expense	3,000	1,466
Changes in operating assets and liabilities:
Accounts receivable, related party	(318,000)	(30,139)
Decrease in prepaid expenses	(664,000)	(42,562)
Other long-term assets		(149,949)
Other long-term assets, related party		(4,680)
Accounts payable and accrued expenses	90,000	832,933
Accounts payable, related party	927,000	134,563
Accrued interest, related party		36,483
Other liabilities	(907,000)	1,307,345
Net cash used in operating activities	(4,123,000)	(849,188)
Investing Activities
Purchases of property and equipment	(10,000)	(28,112)
Net cash used in investing activities	(10,000)	(28,112)
Financing activities
Proceeds from issuance of related party convertible notes		2,000,000
Proceeds from the issuance of restricted stock awards		1,164
Proceeds from issuance of common stock	51,580,000
Proceeds from issuance of convertible notes payable	5,000,000
Net cash provided by financing activities	56,580,000	2,001,164
Net increase (decrease) in cash and cash equivalents	52,447,000	1,123,864
Cash at beginning of period	1,123,864
Cash at end of period	53,571,000	1,123,864	1,123,864		1,123,864
Supplemental disclosure of non-cash financing activities:
Conversion of convertible notes and related accrued interest to common stock	4,327,000
Conversion of convertible notes and related accrued interest to common stock, related party	3,288,000
Financing costs included in accounts payable and accrued expenses	3,535,000
Zeta Acquisition Corp III
Operating activities
Net loss			(30,734)	(28,611)	(204,691)
Changes in operating assets and liabilities:
Decrease in prepaid expenses			2,500	1,000
Increase (decrease) in accounts payable			2,052	(1,500)	2,402
Accrued interest, related party			6,827	5,877	24,002
Increase in accrued expenses			3,400		8,900
Net cash used in operating activities			(15,955)	(23,234)	(169,387)
Financing activities
Proceeds from issuance of related party convertible notes			15,000	25,000	135,000
Payments on notes payable, stockholders					(10,000)
Proceeds from issuance of common stock					50,000
Net cash provided by financing activities			15,000	25,000	175,000
Net increase (decrease) in cash and cash equivalents			(955)	1,766	5,613
Cash and cash equivalents at beginning of period			6,568	4,802
Cash and cash equivalents at end of period		$ 5,613	$ 5,613	$ 6,568	$ 5,613